Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Interest capitalized on construction projects	$ 11		$ 7	$ 2
Basic earnings per share adjustment, pro forma			$ 0.95
Depreciation expense	87		83	127
Other expense (income)	8	[1]	0	(1)	[2]
Accretion expense (benefit) (less than $1mil for the year ended 2012)	1		(1)	1
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Reduction in depreciation expense			52
Asset retirement obligations	$ 24		$ 23

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.